Leases - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022 renewal_option	May 31, 2020 renewal_option	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases [Abstract]
Weighted average discount rate			7.50%	7.50%
Operating lease, cost			$ 2,167	$ 2,126
Variable lease, cost			2,227	2,575
Lease cost			$ 2,370	$ 2,059
Term of contract	12 years	10 years
Number of renewal options | renewal_option	13	5
Renewal term		1 year